12. Debt (Details - Convertible debentures) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible debt, current	$ (1,908,168)	$ (4,828,656)	$ (676,223)
Convertible debt, net	1,274,743	505,000	2,410,614
Convertible Debentures [Member]
Unamortized discount	(327,234)	(224,958)	(735,871)
Convertible Debentures [Member] | Redeemable unsecured Telemate [Member]
Convertible debt, gross		0	1,000,000
Convertible Debentures [Member] | Unsecured Convertible Redeemable Note [Member]
Convertible debt, gross	152,860	100,000	0
Convertible Debentures [Member] | Secured Convertible notes [Member]
Convertible debt, gross		4,000,000	0
Convertible Debentures [Member] | Senior Secured Convertible TDH Notes [Member]
Convertible debt, gross	1,773,722	0	0
Convertible Debentures [Member] | Senior Secured Convertible Newbridge [Member]
Convertible debt, gross	131,428	289,143	552,000
Convertible Debentures [Member] | Secured Convertible Notes OID [Member]
Convertible debt, gross	$ 253,249	$ 664,473	$ 2,270,708